EMPLOYEE BENEFITS (Details 13) - Post Employment Healthcare Benefits [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	R$ 454,161	R$ 481,118	R$ 537,290
Expenses recognized in income for the year	54,897	42,749	58,737
Sponsor’s contributions transferred in prior year	(50,098)	(51,884)	(51,788)
Recognition of actuarial loss/(gain)	(79,799)	(17,822)	(63,121)
Actuarial liability at the end of the year	R$ 379,161	R$ 454,161	R$ 481,118